CONVERTIBLE DEBENTURES - Schedule of fair value of the convertible debentures (Details) - CAD ($)			12 Months Ended
	Aug. 01, 2025	Jan. 19, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of fair value of the convertible debentures
Fair value, start of period			$ 37,671,864
Fair value, end of period			15,532,195	$ 37,671,864
Debentures 2020
Schedule of fair value of the convertible debentures
Conversion of 2020 Debentures	$ (10,194,879)	$ (13,928,728)
Fair value
Schedule of fair value of the convertible debentures
Fair value, start of period			30,279,306	37,448,241
Conversion of 2020 Debentures			(24,123,607)
Change in fair value in the period included in profit and loss			(709,657)	(7,103,656)
Change in fair value in the period included in OCI			(15,183)	(65,279)
Fair value, end of period			5,430,859	30,279,306
Fair value | Debentures 2022
Schedule of fair value of the convertible debentures
Fair value, start of period			4,870,701	5,884,208
Change in fair value in the period included in profit and loss			575,341	(948,228)
Change in fair value in the period included in OCI			(15,183)	(65,279)
Fair value, end of period			5,430,859	4,870,701
Fair value | Debentures 2020
Schedule of fair value of the convertible debentures
Fair value, start of period			25,408,605	31,564,033
Conversion of 2020 Debentures			(24,123,607)
Change in fair value in the period included in profit and loss			$ (1,284,998)	(6,155,428)
Fair value, end of period				$ 25,408,605